Revenue - Summary of Revenue (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 8,079,474	RM 35,569,882	RM 47,475,042	RM 3,648,406
Business strategy consultancy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,016,231	17,681,457	27,308,368	RM 3,648,406
Technology development solutions and consultancy [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,976,196	17,505,200	19,425,038
Others [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 87,047	RM 383,225	RM 741,636